Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.36850%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,186,303.80

Principal:
Principal Collections	$11,160,433.37
Prepayments in Full	$4,982,635.57
Liquidation Proceeds	$209,029.10
Recoveries	$28,481.92
Sub Total	$16,380,579.96
Collections	$17,566,883.76

Purchase Amounts:
Purchase Amounts Related to Principal	$263,294.28
Purchase Amounts Related to Interest	$1,627.31
Sub Total	$264,921.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,831,805.35

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,831,805.35
Servicing Fee	$207,790.17	$207,790.17	$0.00	$0.00	$17,624,015.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,624,015.18
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,624,015.18
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,624,015.18
Interest - Class A-3 Notes	$102,011.45	$102,011.45	$0.00	$0.00	$17,522,003.73
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$17,157,203.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,157,203.73
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$16,957,234.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,957,234.48
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$16,812,091.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,812,091.90
Regular Principal Payment	$15,609,176.48	$15,609,176.48	$0.00	$0.00	$1,202,915.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,202,915.42
Residual Released to Depositor	$0.00	$1,202,915.42	$0.00	$0.00	$0.00
Total		$17,831,805.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,609,176.48
Total					$15,609,176.48

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,609,176.48	$30.61	$102,011.45	$0.20	$15,711,187.93	$30.81
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$15,609,176.48	$9.89	$811,923.28	$0.51	$16,421,099.76	$10.40

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$26,325,534.67	0.0516187	$10,716,358.19	0.0210125
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$201,265,534.67	0.1274688	$185,656,358.19	0.1175829

Pool Information
Weighted Average APR	5.766%	5.796%
Weighted Average Remaining Term	26.56	25.84
Number of Receivables Outstanding	15,392	14,859
Pool Balance	$249,348,209.03	$232,432,336.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$232,844,490.52	$217,235,314.04
Pool Factor	0.1439516	0.1341858

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$15,197,022.47
Targeted Overcollateralization Amount	$46,775,978.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,775,978.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$300,480.20
(Recoveries)		98	$28,481.92
Net Loss for Current Collection Period			$271,998.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.3090%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0367%
Second Prior Collection Period			0.7475%
Prior Collection Period			1.1772%
Current Collection Period			1.3550%
Four Month Average (Current and Prior Three Collection Periods)			0.8107%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,168	$18,537,249.75
(Cumulative Recoveries)			$3,721,248.65
Cumulative Net Loss for All Collection Periods			$14,816,001.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8553%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,851.40
Average Net Loss for Receivables that have experienced a Realized Loss			$4,676.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.46%	225	$5,723,097.13
61-90 Days Delinquent	0.41%	34	$957,381.54
91-120 Days Delinquent	0.10%	9	$221,820.47
Over 120 Days Delinquent	0.36%	27	$838,058.65
Total Delinquent Receivables	3.33%	295	$7,740,357.79

Repossession Inventory:
Repossessed in the Current Collection Period		8	$206,059.64
Total Repossessed Inventory		11	$295,639.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4615%
Prior Collection Period			0.4613%
Current Collection Period			0.4711%
Three Month Average			0.4646%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8679%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	43

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	48	$1,043,479.02
2 Months Extended	71	$1,649,641.49
3+ Months Extended	20	$416,048.36

Total Receivables Extended	139	$3,109,168.87
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer